Investments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Balances and Changes in Joint Ventures

Balances and changes in joint ventures are as follows:

	União Vopak	RPR	ConectCar	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III	Total
Balance as of December 31, 2017	6,096	54,739	61,226	‐	‐	‐	‐	‐	122,061
Capital increase	-	-	31,908	‐	‐	‐	‐	‐	31,908
Valuation adjustments	-	(3,704)	‐	‐	‐	‐	‐	‐	(3,704)
Dividends	-	(32,065)	‐	‐	‐	‐	‐	‐	(32,065)
Share of profit (loss) of joint ventures	1,350	1,148	(18,744)	‐	‐	‐	‐	‐	(16,246)
Balance as of December 31, 2018	7,446	20,118	74,390	‐	‐	‐	‐	‐	101,954
Capital increase	‐	‐	35,000	10,351	23,581	1,930	4,183	4,079	79,124
Valuation adjustments	‐	(7,771)	‐	‐	‐	‐	‐	‐	(7,771)
Dividends	(1,474)	(4,295)	‐	‐	‐	‐	‐	‐	(5,769)
Share of profit (loss) of joint ventures	1,370	10,740	(26,572)	‐	‐	‐	‐	‐	(14,462)
Balance as of December 31, 2019	7,342	18,792	82,818	10,351	23,581	1,930	4,183	4,079	153,076
Capital increase	-	-	20,000	-	-	303	3,894	5,006	29,203
Capital reduction (i)	-	-	-	-	(363)	-	-	-	(363)
Valuation adjustments	-	1,065	-	-	-	-	-	-	1,065
Dividends	-	(165)	-	-	-	-	-	-	(165)
Share of profit (loss) of joint ventures	392	(21,788)	(21,638)	-	(1,594)	(1,409)	(401)	626	(45,812)
Transfer to provision for short-term liabilities	-	2,096	-	-	-	-	-	-	2,096
Balance as of December 31, 2020	7,734	-	81,180	10,351	21,624	824	7,676	9,711	139,100

Summary of provision for short-term liabilities
Provision for short-term liabilities

RPR
Balance as of December 31, 2019	-
Transfer to provision for short-term liabilities	2,096
Balance as of December 31, 2020	2,096

Summary of Amounts of Financial Position and Income Statements of Profit or Loss of Joint Ventures

The table below presents the statements of financial position and statements of profit or loss of joint ventures:

	12/31/2020
	União Vopak	RPR	ConectCar	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III
Current assets	8,510	291,720	161,371	24,691	972	18,531	21,513
Non-current assets	9,796	171,270	169,843	166,389	6,021	18,005	30,503
Current liabilities	2,698	363,388	168,854	8	4	5	6
Non-current liabilities	140	105,912	-	126,201	4,516	13,504	22,877
Equity	15,468	(6,310)	162,360	64,871	2,473	23,027	29,133
Net revenue from sales and services	15,666	1,455,668	91,096	-	-	-	-
Costs, operating expenses and income	(14,408)	(1,531,652)	(134,961)	(3,480)	(4,225)	(1,203)	1,878
Net finance income and income and social contribution taxes	(474)	10,361	589	(1,301)	-	-	-
Net income (loss)	784	(65,623)	(43,276)	(4,781)	(4,226)	(1,203)	1,878
Number of shares or units held	29,995	5,078,888	248,768,000	22,298,195	681,637	3,933,265	4,871,241
% of capital held	50	33	50	33	33	33	33

	12/31/2019
	União Vopak	RPR	ConectCar
Current assets	6,818	428,880	159,972
Non-current assets	9,182	133,565	161,817
Current liabilities	1,116	418,289	155,542
Non-current liabilities	200	87,562	612
Equity	14,684	56,594	165,635
Net revenue from sales and services	15,400	2,156,432	80,387
Costs, operating expenses and income	(12,083)	(2,130,323)	(136,764)
Net finance income and income and social contribution taxes	(577)	6,237	3,234
Net income (loss)	2,740	32,346	(53,143)
Number of shares or units held	29,995	5,078,888	228,768,000
% of capital held	50	33	50

	12/31/2018
	União Vopak	RPR	ConectCar
Net revenue from sales and services	16,938	2,092,548	57,506
Costs, operating expenses and income	(13,154)	(2,083,592)	(114,336)
Net finance income and income and social contribution taxes	(1,084)	(261)	19,343
Net income (loss)	2,700	8,695	(37,487)
Number of shares or units held	29,995	5,078,888	193,768,000
% of capital held	50	33	50

The percentages in the table above are rounded.

Summary of Balances and Changes in Associates

Balances and changes in associates are as follows:

	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.	Total
Balance as of December 31, 2017	6,348	14,458	3,618	340	577	25,341
Capital reduction	(1,250)	-	-	-	-	(1,250)
Dividends	(984)	-	-	-	(236)	(1,220)
Share of profit (loss) of associates	575	908	(28)	(112)	124	1,467
Balance as of December 31, 2018	4,689	15,366	3,590	228	465	24,338
Dividends	(818)	-	-	-	(87)	(905)
Share of profit (loss) of associates	1,790	568	(36)	(90)	85	2,317
Balance as of December 31, 2019	5,661	15,934	3,554	138	463	25,750
Dividends	(2,357)	-	-	-	-	(2,357)
Share of profit (loss) of associates	1,846	414	(12)	(91)	38	2,195
Balance as of December 31, 2020	5,150	16,348	3,542	47	501	25,588

Summary of Amounts of Balance Sheets and Income Statements of Associates

The table below presents the statements of financial position and statements of profit or loss of associates:

	12/31/2020
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	10,570	65,136	47	58	352
Non-current assets	12,822	77,339	10,146	414	2,196
Current liabilities	2,189	26,116	-	28	154
Non-current liabilities	602	7,994	3,109	302	890
Equity	20,601	108,365	7,084	142	1,504
Net revenue from sales and services	14,295	58,677	-	-	-
Costs, operating expenses and income	(6,475)	(54,163)	(24)	(212)	396
Net finance income and income and social contribution taxes	(437)	(1,770)	-	(60)	(39)
Net income (loss)	7,383	2,744	(24)	(272)	357
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	12/31/2019
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	12,172	45,178	71	40	151
Non-current assets	14,041	84,705	10,147	703	2,440
Current liabilities	2,944	11,041	-	25	34
Non-current liabilities	626	9,634	3,110	302	1,167
Equity	22,643	109,208	7,108	416	1,390
Net revenue from sales and services	12,348	43,463	-	-	-
Costs, operating expenses and income	(4,815)	(36,791)	(84)	(213)	285
Net finance income and income and social contribution taxes	(157)	(2,483)	12	(57)	(29)
Net income (loss)	7,376	4,189	(72)	(270)	256
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	12/31/2018
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Net revenue from sales and services	10,595	53,288	-	-	-
Costs, operating expenses and income	(7,957)	(43,814)	(78)	(266)	399
Net finance income and income and social contribution taxes	(211)	(3,453)	22	(69)	(27)
Net income (loss)	2,427	6,021	(56)	(335)	372
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33